UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  17 Hulfish Street
          Princeton, New Jersey 08542

13F File Number: 28-10028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Peer Weiner
Title:  Operations Analyst
Phone:  (609) 688-3515

Signature, Place and Date of Signing:


/s/ Jill Peer Weiner              Princeton, NJ           February 12, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total: $ 578,492
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

--------------------------------------------------------------------------------
          Form 13F INFORMATION TABLE
Number of Other Included Managers:                                             0
Form 13F Information Table Entry Total:                                       55
Form 13F Information Table Value Total            (in thousands):        578,492


List of Other Included Managers:                                            None

No.                Form 13F File Number:        Name:
------------------------------------------------------------------

1                  028-                         Candlewood Capital Partners, LLC

                                    31-Dec-02

--------------------------------------------------------------------------------

COLUMN 1            COLUMN  2     COLUMN 3     COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7           COLUMN 8

                                                                                                              Voting Authority
Investment                                   Market Value                      PUT/  Invstment   Other    -----------------------
Description        Asset Class      Cusip     (in 000's)    Quantity   Sh/Prn  CALL   Discretn  Managers  Sole       Shared  None
-----------        -----------      -----     ----------    --------   ------  ----   --------  --------  ----       ------  ----
ABITIBI-CONSOLI-
 DATED INC CMN     Common Stock   003924107       11,293   1,464,700    SH             Sole               1,464,700     0      0
ACME COMMUNICA-
 TIONS INC CMN     Common Stock   004631107        5,345     670,700    SH             Sole                 670,700     0      0
AIRGAS INC         Common Stock   009363102       20,806   1,206,145    SH             Sole               1,206,145     0      0
ALCON INC CMN      Common Stock   H01301102       24,704     626,200    SH             Sole                 626,200     0      0
ARTISOFT INC CMN   Common Stock   04314L106          332     808,700    SH             Sole                 808,700     0      0
AVENUE A INC CMN   Common Stock   053566105        5,417   1,868,000    SH             Sole               1,868,000     0      0
BALLARD POWER
 SYSTEMS INC CMN   Common Stock   05858H104        6,703     605,500    SH             Sole                 605,500     0      0
BANK ONE CORP
 (NEW) CMN         Common Stock   06423A103       15,556     425,600    SH             Sole                 425,600     0      0
BARNESANDNOBLE.
 COM INC. CLASS
 A COMMON STOCK    Cl A           067846105        2,016   1,753,300    SH             Sole               1,753,300     0      0
BINDVIEW DEVEL-
 OPMENT CORP       Common Stock   090327107        2,390   1,648,500    SH             Sole               1,648,500     0      0
BOWATER INC CMN    Common Stock   102183100        4,904     116,900    SH             Sole                 116,900     0      0
BRISTOL MYERS
 SQUIBB CO CMN     Common Stock   110122108        6,179     266,900    SH             Sole                 266,900     0      0
CALPINE CORPORA-
 TION CMN          Common Stock   131347106          445     136,600    SH             Sole                 136,600     0      0
CIENA CORPORA-
 TION CMN          Common Stock   171779101        6,823   1,327,400    SH             Sole               1,327,400     0      0
COACH INC CMN      Common Stock   189754104       22,988     698,300    SH             Sole                 698,300     0      0
COTT CORPORATION
 QUE CMN           Common Stock   22163N106       15,052     844,650    SH             Sole                 844,650     0      0
CROWN CORK &
 SEAL INC CMN      Common Stock   228255105        5,789     728,200    SH             Sole                 728,200     0      0
CYTYC CORPORA-
 TION CMN          Common Stock   232946103       12,481   1,223,600    SH             Sole               1,223,600     0      0
DRS TECHNO-LOG-
 IES, INC. CMN     Common Stock   23330X100       37,701   1,203,345    SH             Sole               1,203,345     0      0
FLEET BOSTON
 FINANCIAL CORP
 (NEW)             Common Stock   339030108       14,386     592,000    SH             Sole                 592,000     0      0
GENERAL GROWTH
 PROPERTIES INC    Common Stock   370021107        5,200     100,000    SH             Sole                 100,000     0      0
GOLDMAN SACHS
 GROUP, INC.
 (THE) CMN         Common Stock   38141G104       10,876     159,700    SH             Sole                 159,700     0      0
HENRY SCHEIN INC
 COMMON STOCK      Common Stock   806407102       13,374     297,200    SH             Sole                 297,200     0      0
HERSHEY FOODS
 CORP.             Common Stock   427866108       30,857     457,550    SH             Sole                 457,550     0      0
HOLLYWOOD ENTER-
 TAINMENT CORP
 CMN               Common Stock   436141105       25,034   1,657,900    SH             Sole               1,657,900     0      0
ISTAR FINL INC
 CMN               Common Stock   45031U101          842      30,000    SH             Sole                  30,000     0      0
JDS UNIPHASE
 CORPORATION CMN   Common Stock   46612J101        1,823     737,900    SH             Sole                 737,900     0      0
JOURNAL REGISTER
 CO                Common Stock   481138105       16,023     901,200    SH             Sole                 901,200     0      0
JUNIPER NETWORKS
 INC CMN           Common Stock   48203R104        3,712     545,830    SH             Sole                 545,830     0      0
LEAR CORPORATION   Common Stock   521865105       11,908     357,800    SH             Sole                 357,800     0      0
LEVEL 3 COMMUNI-
 CATIONS INC CMN   Common Stock   52729N100        9,606   1,960,400    SH             Sole               1,960,400     0      0
LUCENT TECHNO-
 LOGIES INC CMN    Common Stock   549463107        4,023   3,192,500    SH             Sole               3,192,500     0      0
MACK-CALI REALTY
 CORP              Common Stock   554489104       10,847     358,000    SH             Sole                 358,000     0      0
MC CLATCHY COM-
 PANY (HLDG CO)
 CLASS A COMMON
 STOCK             Cl A           579489105       19,799     349,000    SH             Sole                 349,000     0      0
MILLENNIUM
 PHARMACEUTICALS
 INC CMN           Common Stock   599902103        2,823     355,500    SH             Sole                 355,500     0      0
MODEM MEDIA INC
 CMN CLASS A       Cl A           607533106        4,122   1,585,500    SH             Sole               1,585,500     0      0
MONSANTO COMPANY
 CMN               Common Stock   61166W101       13,650     709,100    SH             Sole                 709,100     0      0
NAPRO BIOTHERA-
 PEUTICS INC       Common Stock   630795102          162     245,500    SH             Sole                 245,500     0      0
NETFLIX COM INC
 CMN               Common Stock   64110L106          110      10,000    SH             Sole                  10,000     0      0
NORTEL NETWORKS
 CORP CMN          Common Stock   656568102        2,048   1,272,100    SH             Sole               1,272,100     0      0
NOVELLUS SYSTEMS
 INC CMN           Common Stock   670008101       10,326     367,723    SH             Sole                 367,723     0      0
OLIN CORP NEW $1
 PAR CMN           Common Stock   680665205        9,540     613,500    SH             Sole                 613,500     0      0
OM GROUP INC       Common Stock   670872100        5,528     803,550    SH             Sole                 803,550     0      0
OSHKOSH TRUCK
 CORPORATION CMN   Common Stock   688239201       20,879     339,500    SH             Sole                 339,500     0      0
OWENS-ILLINOIS
 INC               Common Stock   690768403        4,616     316,600    SH             Sole                 316,600     0      0
ROCKWELL AUTOMA-
 TION INC CMN      Common Stock   773903109       20,998   1,013,900    SH             Sole               1,013,900     0      0
SINCLAIR BROAD-
 CAST GROUP INC
 CMN CLASS A       Cl A           829226109       34,104   2,932,450    SH             Sole               2,932,450     0      0
SONICWALL INC
 CMN               Common Stock   835470105        4,361   1,201,255    SH             Sole               1,201,255     0      0
ST. JOE COMPANY    Common Stock   790148100       10,269     342,300    SH             Sole                 342,300     0      0
STONE CONTAINER
 CORPORATION CMN   Common Stock   832727101       14,357     932,811    SH             Sole                 932,811     0      0
US SEARCH.COM
 INC               Common Stock   903404101        6,300   7,778,171    SH             Sole               7,778,171     0      0
VERIDIAN CORPOR-
 ATION CMN         Common Stock   92342R203        6,225     291,700    SH             Sole                 291,700     0      0
VIACOM INC CL-B
 COMMON CMN
 CLASS B           Cl B           925524308       21,786     534,500    SH             Sole                 534,500     0      0
WELLCHOICE, INC.
 CMN               Common Stock   949475107          719      30,000    SH             Sole                  30,000     0      0
WILLIAMS COMPAN-
 IES INC. (THE)
 CMN               Common Stock   969457100          338     125,000    SH             Sole                 125,000     0      0
                                                 578,492
                                                 -------

03180.0001 #383389